Cover	Mar. 27, 2025
Document Information [Line Items]
Entity Central Index Key	0001497645
Amendment Flag	false
Document Type	8-K
Document Period End Date	Mar. 27, 2025
Entity Registrant Name	SUMMIT HOTEL PROPERTIES, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35074
Entity Tax Identification Number	27-2962512
Entity Address, Address Line One	13215 Bee Cave Parkway
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	512
Local Phone Number	538-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, Address Line Two	Suite B-300
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	INN
Security Exchange Name	NYSE
Series E Cumulative Redeemable Preferred Stock, $0.01 Par Value
Document Information [Line Items]
Title of 12(b) Security	Series E Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	INN-PE
Security Exchange Name	NYSE
Series F Cumulative Redeemable Preferred Stock, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Series F Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	INN-PF
Security Exchange Name	NYSE